Note 7 - Net Foreign Exchange (Loss) Gain (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2024				2023
	ZiG	RTGS$	Other	Total	ZiG	RTGS$	Other	Total

Unrealised foreign exchange (losses) gains	(27)	728	(62)	639	–	3,221	762	3,983
Taxation foreign exchange gains (including VAT)	145	1,021	–	1,166	–	3,379	–	3,379
Other unrealised foreign exchange (losses) gains	(172)	(293)	(62)	(527)	–	(158)	762	604

Realised foreign exchange (losses) gains	(73)	(6,706)	(13)	(6,792)	–	(6,091)	31	(6,060)
Bullion sales receivable foreign exchange gains (losses)	51	(1,824)	–	(1,773)	–	(2,360)	–	(2,360)
Cash and cash equivalents foreign exchange losses	(81)	(1,731)	(13)	(1,825)	–	(874)	(23)	(897)
Taxation foreign exchange losses (including VAT)	(23)	(1,984)	–	(2,007)	–	(1,242)	–	(1,242)
Trade and other payables foreign exchange (losses) gains	(20)	(1,167)	–	(1,187)	–	(1,615)	54	(1,561)

Net foreign exchange (losses) gains	(100)	(5,978)	(75)	(6,153)	–	(2,870)	793	(2,077)

Sensitivity analysis for types of market risk [text block]
	ZiG weakening by 10%	ZiG strengthening by 10%

Consolidated statement of financial position:
Cash and cash equivalents	2,874	3,513
Bullion sales receivable	1,421	1,736
VAT receivables	1,436	1,755
Trade and other receivables	1,822	2,227
Trade and other payables	(87)	(106)
Income tax payable	(1,083)	(1,324)

Consolidated statement of profit or loss and other comprehensive income:
Foreign exchange (losses) gains	(638)	975